Financial obligations (Tables)	12 Months Ended
Dec. 31, 2023
Financial obligations
Schedule of financial obligations
(a)	This caption is made up as follow:

	2023	2022
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds -
Senior Notes at 5.50% due 2026 (b)	544,062	541,980

Sociedad Minera El Brocal S.A.A. (d)
Banco de Crédito del Perú – Financial obligation	72,852	97,136
Debt issuance costs	(90)	(160)
	72,762	96,976
Empresa de Generación Huanza S.A. (e)
Banco de Crédito del Perú – Finance lease	79,436	86,625
Lease liabilities (h)
Finance lease	10,320	12,953

Total financial obligations	706,580	738,534

Classification by maturity:
Current portion	34,219	35,071
Non-current portion	672,361	703,463
Total financial obligations	706,580	738,534

Summary of minimum future rents payable
(f)	The long-term portion of the financial obligations held by the Group matures as follows:

	2023	2022
	US$(000)	US$(000)

Between 1 and 2 years (year 2025)	101,885	105,986
Between 2 and 5 years (year 2026 to 2028)	573,892	601,419
More than 5 years (since 2029)	2,576	4,238
	678,353	711,643
Debt issuance costs	(5,992)	(8,180)

	672,361	703,463

Schedule of reconciliation of liabilities arising from financing activities
(g)	Below is presented the movement of the debt excluding interest:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Beginning balance	738,534	1,057,975	531,653
Bonds -
Senior Notes bonds issue	—	—	550,000
Debt issuance costs	—	—	(10,700)
Amortization of debt issuance costs in results, note 29(a)	2,082	1,963	717

Financial obligations -
Payments	(31,034)	(323,057)	(21,585)
Reversal of the amortized cost of the syndicated loan, note 29(a)	(85)	(8,855)	—
Amortization of debt issuance costs in results, note 29(a)	155	2,820	885
Effect of amortized cost, note 29(a)	—	515	8,837
Increase (reduction) of debt restructuring costs	—	—	225

Lease obligations -
Additions	1,137	11,712	2,972
Accretion expense, note 29(a)	266	99	176
Payments	(4,475)	(4,638)	(5,205)
Final balance	706,580	738,534	1,057,975

Schedule of lease liabilities

	2023	2022
	US$(000)	US$(000)

Buildings (j)	1,877	2,719
Transportation units (i)	1,031	1,420
Machinery and equipment	7,412	8,814

	10,320	12,953
Classification by maturity:
Current portion	2,087	3,639
Non-current portion	8,233	9,314
	10,320	12,953

Schedule of future minimum rentals payable

	2023	2022
	US$(000)	US$(000)

Less than 1 year (2024)	2,281	1,313
Between 1 and 5 years (2025-2028)	5,076	3,264
More than 5 years (since 2029)	4,238	4,238
	11,595	8,815